UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.5%
COMMUNICATIONS—TOWERS 1.3%
American Tower Corp.	32,100	$3,370,821
CONSUMER—CYCLICAL 7.4%
APPAREL 2.5%
Hanesbrands	30,400	3,517,888
VF Corp.	39,900	2,999,283
		6,517,171
AUTOMOBILES 1.3%
Ford Motor Co.	81,400	1,280,422
Harley-Davidson	29,100	2,027,688
		3,308,110
HOTELS, RESTAURANTS & LEISURE 1.1%
Las Vegas Sands Corp.	42,700	2,719,563
MEDIA 2.0%
The Walt Disney Co.	55,900	5,171,309
RETAIL 0.5%
Ross Stores	15,400	1,408,792
TOTAL CONSUMER—CYCLICAL		19,124,945
CONSUMER—NON-CYCLICAL 8.0%
BEVERAGE 1.0%
Anheuser-Busch InBev NV (ADR) (Belgium)	22,800	2,667,372
FOOD PRODUCTS 5.6%
General Mills	48,500	2,558,375
Kroger Co/The	58,900	3,524,576
Tyson Foods, Class A	198,300	8,396,022
		14,478,973
RETAIL 1.4%
CVS Caremark Corp.	39,600	3,617,856
TOTAL CONSUMER—NON-CYCLICAL		20,764,201
ENERGY 10.9%
OIL & GAS 10.4%
Anadarko Petroleum Corp.	25,300	2,002,495
Apache Corp.	17,400	1,115,166
BP PLC (ADR) (United Kingdom)	55,500	2,182,260
Devon Energy Corp.	71,900	4,239,943
Eni S.p.A. (Italy)	48,800	1,912,472

	Number of Shares	Value
EOG Resources	37,000	$3,208,640
Exxon Mobil Corp.	119,700	10,837,638
Whiting Petroleum Corp.(a)	34,900	1,457,773
		26,956,387
OIL & GAS SERVICES 0.5%
Schlumberger Ltd.	13,500	1,160,325
TOTAL ENERGY		28,116,712
FINANCIAL 24.9%
BANKS 6.2%
Bank of America Corp.	332,600	5,667,504
Comerica	25,400	1,183,894
Huntington Bancshares	246,400	2,491,104
Wells Fargo & Co.	121,200	6,602,976
		15,945,478
CREDIT CARD 2.7%
American Express Co.	39,000	3,604,380
Discover Financial Services	49,600	3,251,280
		6,855,660
DIVERSIFIED FINANCIAL SERVICES 10.1%
Ameriprise Financial	39,400	5,191,738
BlackRock	11,420	4,100,694
Citigroup	119,256	6,436,246
JPMorgan Chase & Co.	126,600	7,616,256
Morgan Stanley	77,400	2,722,932
		26,067,866
INSURANCE 5.9%
American International Group	90,100	4,937,480
Hartford Financial Services Group	146,600	6,054,580
Prudential Financial	51,400	4,367,972
		15,360,032
TOTAL FINANCIAL		64,229,036
HEALTH CARE 14.0%
BIOTECHNOLOGY 1.7%
Gilead Sciences(a)	44,100	4,424,112
HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
Zimmer Holdings	35,300	3,963,837

	Number of Shares	Value
HEALTH CARE PROVIDERS & SERVICES 5.0%
Aetna	47,000	$4,100,280
Cigna Corp.	50,600	5,206,234
Universal Health Services, Class B	34,400	3,598,928
		12,905,442
HEALTHCARE PRODUCTS 1.3%
Thermo Fisher Scientific	26,302	3,400,586
PHARMACEUTICAL 4.4%
Actavis PLC (Ireland)(a)	25,300	6,846,433
Perrigo Co. PLC (Ireland)	15,926	2,551,186
Pfizer	62,900	1,959,335
		11,356,954
TOTAL HEALTH CARE		36,050,931
INDUSTRIALS 7.2%
AEROSPACE & DEFENSE 2.3%
General Dynamics Corp.	12,100	1,758,856
L-3 Communications Holdings	21,500	2,678,900
Triumph Group	23,351	1,589,269
		6,027,025
AUTO MANUFACTURERS 1.1%
PACCAR	40,700	2,727,714
DIVERSIFIED MANUFACTURING 0.9%
General Electric Co.	87,800	2,325,822
MACHINERY 0.9%
SPX Corp.	26,948	2,416,966
ROAD & RAIL 2.0%
CSX Corp.	140,300	5,119,547
TOTAL INDUSTRIALS		18,617,074
MATERIALS—CHEMICALS 3.4%
Eastman Chemical Co.	47,059	3,902,132
Ecolab	12,600	1,372,770
Monsanto Co.	11,700	1,402,947
Potash Corp. of Saskatchewan (Canada)	60,500	2,102,980
		8,780,829

	Number of Shares	Value
REAL ESTATE 3.4%
OFFICE 0.7%
SL Green Realty Corp.	16,600	$1,927,924
SELF STORAGE 1.5%
Extra Space Storage	63,600	3,769,572
SHOPPING CENTERS—REGIONAL MALL 1.2%
Simon Property Group	17,800	3,218,240
TOTAL REAL ESTATE		8,915,736
TECHNOLOGY 17.0%
COMMUNICATIONS EQUIPMENT 2.0%
F5 Networks(a)	40,500	5,232,195
COMPUTERS 4.0%
Apple	17,600	2,093,168
Hewlett-Packard Co.	211,200	8,249,472
		10,342,640
COMPUTERS & PERIPHERALS 1.0%
Western Digital Corp.	25,400	2,623,058
SEMICONDUCTORS 7.5%
Avago Technologies Ltd. (Singapore)	90,600	8,462,040
SanDisk Corp.	34,200	3,538,332
Skyworks Solutions	69,200	4,668,924
Xilinx	57,600	2,617,344
		19,286,640
SERVICES 1.0%
Citrix Systems(a)	39,500	2,619,245
SOFTWARE 1.5%
Microsoft Corp.	79,100	3,781,771
TOTAL TECHNOLOGY		43,885,549
UTILITIES—ELECTRIC UTILITIES 2.0%
CMS Energy Corp.	53,200	1,760,920
NextEra Energy	32,700	3,413,553
		5,174,473
TOTAL COMMON STOCK (Identified cost—$191,344,227)		257,030,307

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		600,000	$600,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$600,000)			600,000
TOTAL INVESTMENTS (Identified cost—$191,944,227)	99.8%		257,630,307
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		622,112
NET ASSETS	100.0%		$258,252,419

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of November 30, 2014.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund’s investments carried at value:

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$257,030,307	$257,030,307	$—	$—
Money Market Funds	600,000	—	600,000	—
Total Investments(a)	$257,630,307	$257,030,307	$600,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of November 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Cost for federal income tax purposes	$191,944,227
Gross unrealized appreciation	$69,212,967
Gross unrealized depreciation	(3,526,887)
Net unrealized appreciation	$65,686,080

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin			Name: James Giallanza
Title: President and Principal			Title: Treasurer and Principal
Executive Officer			Financial Officer

Date: January 29, 2015